COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Schedule of cost of sales

	Year ended December 31,
	2021	2020	2019

Inventories at the beginning of the year	2,001,781	2,158,298	2,689,829
Translation differences	—	—	(21,919)

Plus: Charges for the year
Raw materials and consumables used and other movements	9,835,504	5,359,938	6,165,654
Services and fees	151,251	112,924	151,373
Labor cost	689,614	546,045	611,615
Depreciation of property, plant and equipment	514,746	527,283	508,934
Amortization of intangible assets	23,519	14,624	17,805
Maintenance expenses	582,633	371,368	467,090
Office expenses	7,741	6,131	8,513
Insurance	12,309	10,641	9,674
Change of obsolescence allowance	3,965	(1,279)	8,413
Recovery from sales of scrap and by-products	(37,597)	(20,892)	(23,793)
Others	17,909	16,623	17,550

Less: Inventories at the end of the year	(3,908,305)	(2,001,781)	(2,158,298)

Cost of Sales	9,895,070	7,099,923	8,452,440